RECOVERABLE TAXES (Tables)	12 Months Ended
Dec. 31, 2022
RECOVERABLE TAXES
Schedule of taxes to be recovered

	12/31/2022	12/31/2021
Current assets
IRRF	989,112	518,797
PIS/COFINS recoverable	101,677	191,934
ICMS recoverable	18,420	30,290
Others	26,704	14,885
	1,135,913	755,906
Non-Current assets
IR/CS	152,427	180,193
PIS/COFINS recoverable	192,505	183,772
ICMS recoverable	72,621	64,706
Others	21,643	20,587
	439,196	449,258

	1,575,109	1,205,164